Subsequent Events (Details) - USD ($)	Feb. 26, 2025	Jan. 21, 2025	Jan. 16, 2025	Jan. 09, 2025	Dec. 31, 2024	[1]	Sep. 29, 2024	Sep. 27, 2024	Jun. 30, 2024	[1]
Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Convertible note, aggregate subscription amount								$ 40,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible par value per share			$ 2.11
Gross proceeds			$ 8,000,000
Conversion floor price			$ 1
Percentage of proceeds to redeem			30.00%
Percentage of accrued interest			105.00%
Gross proceeds		$ 8,000,000
Gross proceeds offering percentage		6.50%
Subsequent Event [Member] | Series B Warrants [Member]
Subsequent Event [Line Items]
Purchase of warrants			2,467,692
Exercise price			$ 2.11
Subsequent Event [Member] | Senior Secured Convertible Notes [Member]
Subsequent Event [Line Items]
Principal amount			$ 8,700,000
Original issue discount rate			8.00%
Maturity date			12 months
Bearing interest rate			6.00%
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Par value per share					$ 0.0001		$ 0.0001		$ 0.0001
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible par value per share			$ 0.0001
Aggregate consideration				$ 8,100,000
Paid in ordinary shares				2,250,000
Par value per share				$ 0.0001
Forecast [Member]
Subsequent Event [Line Items]
Cash Consideration	$ 9,000,000
Cash consideration percentage	51.00%
Remaining cash consideration percentage	49.00%
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Aggregate consideration	$ 26,000,000
Paid in ordinary shares	16,250,000

[1]	Giving retroactive effect to the 100-for-1 reverse share split on November 15, 2024